INTANGIBLE ASSETS, NET (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	$ 12,000	$ 12,000	$ 24,000		$ 100	$ 1,100
Maximum
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense				$ 100,000